Derivative Financial Instruments and Fair Value Measurements - Schedule of Derivative Liabilities at Fair Value (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Balance at Beginning	$ 698,264	$ 371,532
Effects of foreign currency exchange rate changes
Reductions due to conversions	(362,962)	(1,388,764)
Reductions due to repayment of debt		(936,650)
Initial fair value of embedded conversion option derivative liability recorded as debt discount	227,000	180,000
Initial fair value of embedded conversion option derivative liability recorded as change in fair value of embedded conversion option		382,944
Initial fair value of embedded conversion option derivative liability recorded as derivative expense	351,461
Change in fair value included in derivative expense (income) in the statement of operations	(736,754)	2,089,202
Balance at Ending	$ 177,009	$ 698,264